Stock-Based Compensation (Details 4)	12 Months Ended
Jun. 30, 2014
Expected volatility	94.00%
Contractual term (years)	7 years
Dividend yield	0.00%
Lattice Model | Warrant
Expected volatility	92.00%
Risk free interest rate	2.21%
Contractual term (years)	7 years
Dividend yield	0.00%